UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30, 2011

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

August 31, 2011

	Number of
	Shares	Value
Common Stock – 68.15%
Consumer Discretionary – 3.23%
†∏=Avado Brands	1,390	$0
Comcast Class A	52,600	1,131,426
†DIRECTV Class A	1,550	68,154
Lowe's	57,000	1,136,010
		2,335,590
Consumer Staples – 7.94%
Archer-Daniels-Midland	39,600	1,127,808
CVS Caremark	32,600	1,170,666
Kimberly-Clark	17,000	1,175,719
Kraft Foods Class A	32,300	1,131,146
*Safeway	61,700	1,130,961
		5,736,300
Diversified REITs – 0.22%
Lexington Reality Trust	14,800	109,224
Vastned Offices	300	4,569
Vornado Realty Trust	565	48,539
		162,332
Energy – 6.01%
Chevron	11,800	1,167,138
ConocoPhillips	15,700	1,068,699
Marathon Oil	38,600	1,039,112
Williams	39,500	1,066,105
		4,341,054
Financials – 7.77%
Allstate	43,100	1,130,944
Bank of New York Mellon	53,700	1,109,979
*Fifth Street Finance	34,041	337,346
Marsh & McLennan	42,700	1,269,044
Solar Capital	30,561	706,570
Travelers	21,000	1,059,660
		5,613,543
Healthcare – 9.67%
*†Alliance HealthCare Services	7,323	11,644
Baxter International	20,700	1,158,786
Cardinal Health	27,000	1,147,500
Johnson & Johnson	17,400	1,144,920
Merck	36,900	1,222,127
Pfizer	61,189	1,161,367
Quest Diagnostics	22,900	1,146,603
		6,992,947
Healthcare REITs – 2.54%
Cogdell Spencer	16,800	71,736
*HCP	4,550	169,624
*Health Care REIT	9,060	461,698
*LTC Properties	3,300	89,067
*Omega Healthcare Investors	9,500	172,425
Ventas	16,297	871,563
		1,836,113
Hotel REITs – 0.88%
Ashford Hospitality Trust	10,700	86,670
*DiamondRock Hospitality	14,500	112,230
LaSalle Hotel Properties	3,700	69,560
Summit Hotel Properties	44,500	368,460
		636,920
Industrial REITs – 0.84%
†First Industrial Realty Trust	31,200	294,528
ProLogis	1,280	34,854
*STAG Industrial	25,700	276,532
		605,914
Industrials – 4.65%
†Delta Air Lines	24	181
†Flextronics International	4,400	25,300
*†Mobile Mini	1,651	31,452
Northrop Grumman	20,600	1,125,171
†∏=PT Holdings	350	4
Raytheon	26,000	1,123,980
*Waste Management	31,900	1,053,976
		3,360,064
Information Technology – 6.27%
Cisco Systems	81,600	1,279,488
Intel	53,700	1,080,981
†Motorola Solutions	26,642	1,121,362
Xerox	126,200	1,047,460
		4,529,291

Mall REITs – 2.20%
General Growth Properties	5,229	71,324
Macerich	1,526	74,835
*Pennsylvania Real Estate Investment Trust	29,100	300,021
Simon Property Group	9,747	1,145,272
		1,591,452
Materials – 1.54%
duPont (E.I.) deNemours	23,000	1,110,210
		1,110,210
Mixed REITs – 1.17%
*Digital Realty Trust	8,950	534,763
*Dupont Fabros Technology	4,900	113,435
Liberty Property Trust	2,700	91,638
PS Business Parks	1,900	103,873
		843,709
Mortgage REITs – 0.51%
*Chimera Investment	23,800	72,114
Starwood Property Trust	16,000	296,000
		368,114
Multifamily REITs – 1.69%
Apartment Investment & Management	7,968	211,710
*Associated Estates Realty	7,200	127,440
BRE Properties	5,000	251,300
Camden Property Trust	3,450	230,529
Equity Residential	6,600	403,788
		1,224,767
Office REITs – 0.39%
*Boston Properties	500	52,145
Brandywine Realty Trust	11,500	114,310
Government Properties Income Trust	4,800	112,416
		278,871
Real Estate Management & Development – 0.05%
†Howard Hughes	1	54
Mitsubishi Estate	2,000	32,748
		32,802
Self-Storage REITs – 0.98%
*Extra Space Storage	3,300	70,950
Public Storage	5,150	637,210
		708,160
Shopping Center REITs – 1.28%
*Equity One	8,000	144,080
Federal Realty Investment Trust	300	27,165
First Capital Realty	14,058	240,367
Kimco Realty	20,430	361,611
*Ramco-Gershenson Properties Trust	6,200	64,170
*Weingarten Realty Investors	3,600	87,732
		925,125
Single Tenant REIT – 0.25%
*National Retail Properties	6,700	182,642
		182,642
Specialty REITs – 0.93%
*Entertainment Properties Trust	2,920	123,020
*Plum Creek Timber	6,885	261,423
*Potlatch	4,825	161,927
Rayonier	3,000	125,820
		672,190
Telecommunications – 3.76%
AT&T	39,600	1,127,808
=†Century Communications	500,000	0
*France Telecom ADR	6,000	109,740
*Frontier Communications	40,000	299,600
†GeoEye	550	19,894
Verizon Communications	32,000	1,157,440
		2,714,482
Utilities – 3.38%
American Water Works	4,300	128,054
Edison International	30,900	1,149,171
†GenOn Energy	535	1,626
Progress Energy	23,900	1,166,320
		2,445,171
Total Common Stock (cost $47,676,256)		49,247,763

Convertible Preferred Stock – 3.04%
Consumer Cyclical – 0.10%
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14	1,600	72,200
		72,200
Electric – 0.30%
PPL 9.50% exercise price $28.80, expiration date 7/1/13	3,800	218,842
		218,842
Consumer Non-Cyclical – 0.41%
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	288	293,832
		293,832

Energy – 1.03%
*Apache 6.00% exercise price $109.12, expiration date 8/1/13	1,700	98,787
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49	185	244,663
*El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28	5,250	232,785
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	1,440	169,560
		745,795
Insurance – 0.81%
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	8,800	448,800
†MetLife 5.00% exercise price $44.27, expiration date 9/11/13	2,120	138,754
		587,554
Technology – 0.39%
*Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17	305	279,075
		279,075
Total Convertible Preferred Stock (cost $2,143,854)		2,197,298

	Principal
	Amount
Convertible Bonds – 10.37%
Brokerage – 0.32%
Jefferies Group 3.875% exercise price $38.35, expiration date 11/1/29	$245,000	233,975
		233,975
Capital Goods – 1.15%
AAR
1.75% exercise price $29.27, expiration date 1/1/26	136,000	140,930
#144A 1.75% exercise price $29.27, expiration date 1/1/26	260,000	269,425
L-3 Communications Holdings 3.00% exercise price $97.79, expiration date 8/1/35	121,000	117,370
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	335,000	301,081
		828,806
Communications – 2.39%
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	189,000	172,226
*#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	131,000	92,683
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	282,000	250,628
Level 3 Communications 3.50% exercise price $5.46, expiration date 6/15/12	341,000	337,590
*NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	410,000	416,149
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	137,000	169,880
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	208,000	289,640
		1,728,796
Consumer Cyclical – 0.55%
ϕArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	295,000	217,931
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	180,000	180,450
		398,381
Consumer Non-Cyclical – 0.96%
*Alere 3.00% exercise price $43.98, expiration date 5/15/16	228,000	203,205
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	67,000	51,255
Medtronic 1.625% exercise price $54.00, expiration date 4/15/13	159,000	159,795
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	91,000	155,610
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	130,000	122,200
		692,065
Energy – 0.08%
James River Coal 4.50% exercise price $25.78, expiration date 12/1/15	65,000	58,175
		58,175
Finance-Banks – 0.87%
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	124,000	123,225
#BGC Partners 144A 4.50% exercise price $9.84, expiration date 7/13/16	73,000	67,160
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	435,000	435,544
		625,929
Healthcare – 0.47%
ϕHologic 2.00% exercise price $38.59, expiration date 12/15/37	358,000	340,995
		340,995
Industrials – 0.11%
#Altra Holdings 144A 2.75% exercise price $27.70, expiration date 2/27/31	91,000	78,943
		78,943
Real Estate – 0.57%
*Health Care REIT 3.00% exercise price $51.16, expiration date 11/30/29	237,000	258,922
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/11/30	129,000	155,768
		414,690
Services – 0.59%
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	466,000	427,554
		427,554
Technology – 2.31%
Advanced Micro Devices
6.00% exercise price $28.08, expiration date 4/30/15	217,000	219,441
#144A 6.00% exercise price $28.08, expiration date 4/30/15	83,000	83,934
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	82,000	78,413
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	137,000	127,753
Equinix 4.75% exercise price $84.32, expiration date 6/15/16	101,000	135,593
Intel 3.25% exercise price $22.45, expiration date 8/1/39	124,000	143,065
Linear Technology 3.00% exercise price $44.11, expiration date 5/1/27	425,000	435,093
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	186,000	186,930
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	235,000	255,268
		1,665,490
Total Convertible Bonds (cost $7,099,210)		7,493,799

Corporate Bonds – 41.53%
Automotive – 1.93%
*American Axle & Manufacturing 7.875% 3/1/17	160,000	156,000
ArvinMeritor 8.125% 9/15/15	147,000	139,283
#Chrysler Group 144A 8.25% 6/15/21	200,000	174,000
*Dana Holding 6.75% 2/15/21	140,000	137,900
Ford Motor 7.45% 7/16/31	145,000	159,699
Ford Motor Credit 12.00% 5/15/15	147,000	177,573
#International Automotive Components Group 144A 9.125% 6/1/18	115,000	113,563
*#Jaguar Land Rover 144A 8.125% 5/15/21	170,000	160,225
#Pinafore 144A 9.00% 10/1/18	169,000	179,984
		1,398,227
Banking – 1.46%
BAC Capital Trust VI 5.625% 3/8/35	290,000	230,263
•Fifth Third Capital Trust IV 6.50% 4/15/37	210,000	195,825
•#HBOS Capital Funding 144A 6.071% 6/29/49	205,000	140,425
•Regions Financing Trust II 6.625% 5/15/47	275,000	233,063
•SunTrust Capital VIII 6.10% 12/15/36	265,000	257,862
		1,057,438
Basic Industry – 5.99%
*AK Steel 7.625% 5/15/20	224,000	207,200
#Algoma Acquisition 144A 9.875% 6/15/15	196,000	167,580
#APERAM 144A 7.75% 4/1/18	150,000	139,500
#Appleton Papers 144A 10.50% 6/15/15	119,000	119,893
*Associated Materials 9.125% 11/1/17	120,000	106,200
#Building Materials Corporation of America 144A 6.75% 5/1/21	172,000	165,120
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	331,000	271,419
#Cemex Finance 144A 9.50% 12/14/16	150,000	133,125
#FMG Resources August 2006 144A
6.875% 2/1/18	82,000	81,590
7.00% 11/1/15	119,000	119,298
Headwaters 7.625% 4/1/19	170,000	146,200
Hexion US Finance 9.00% 11/15/20	100,000	87,750
Interface 7.625% 12/1/18	116,000	119,335
#International Wire Group Holdings 144A 9.75% 4/15/15	129,000	132,225
*#James River Escrow 144A 7.875% 4/1/19	150,000	136,500
#JMC Steel Group 144A 8.25% 3/15/18	170,000	167,025
#Longview Fibre Paper & Packaging 144A 8.00% 6/1/16	170,000	169,150
*Lyondell Chemical 11.00% 5/1/18	139,000	155,854
#MacDermid 144A 9.50% 4/15/17	159,000	158,205
*#Masonite International 144A 8.25% 4/15/21	165,000	152,625
#Millar Western Forest Products 144A 8.50% 4/1/21	90,000	69,750
Momentive Performance Materials 9.00% 1/15/21	330,000	283,799
#Murray Energy 144A 10.25% 10/15/15	148,000	146,520
Norcraft 10.50% 12/15/15	186,000	178,560
#Nortek 144A 8.50% 4/15/21	180,000	154,800
*Ply Gem Industries 13.125% 7/15/14	152,000	152,760
Polypore International 7.50% 11/15/17	159,000	158,205
@=Port Townsend 12.431% 8/27/12	104,824	47,695
Ryerson
•7.629% 11/1/14	92,000	87,515
12.00% 11/1/15	116,000	119,625
		4,335,023
Capital Goods – 2.28%
Berry Plastics
9.75% 1/15/21	154,000	143,605
*10.25% 3/1/16	110,000	100,925
#DAE Aviation Holdings 144A 11.25% 8/1/15	164,000	168,510
Kratos Defense & Security Solutions 10.00% 6/1/17	150,000	154,875
*Manitowoc 9.50% 2/15/18	143,000	149,078
Mueller Water Products 7.375% 6/1/17	169,000	149,565
Pregis 12.375% 10/15/13	163,000	150,775
#Reynolds Group Issuer 144A
*9.00% 4/15/19	284,000	257,020
9.875% 8/15/19	270,000	255,150
TriMas 9.75% 12/15/17	111,000	119,880
		1,649,383
Consumer Cyclical – 2.20%
#Brown Shoe 144A 7.125% 5/15/19	135,000	115,425
#Burlington Coat Factory Warehouse 144A 10.00% 2/15/19	265,000	248,437
CKE Restaurants 11.375% 7/15/18	143,000	152,831
Dave & Buster's 11.00% 6/1/18	177,000	184,965
DineEquity 9.50% 10/30/18	149,000	155,333
Express 8.75% 3/1/18	92,000	97,520
#Icon Health & Fitness 144A 11.875% 10/15/16	87,000	83,085
*#Needle Merger Sub 144A 8.125% 3/15/19	140,000	130,900
OSI Restaurant Partners 10.00% 6/15/15	165,000	169,950
Quiksilver 6.875% 4/15/15	185,000	174,363
Tops Holding 10.125% 10/15/15	76,000	76,950
		1,589,759

Consumer Non-Cyclical – 1.63%
#Armored Autogroup 144A 9.25% 11/1/18	169,000	149,565
#Blue Merger Sub 144A 7.625% 2/15/19	169,000	168,578
#Bumble Bee Acquisition 144A 9.00% 12/15/17	106,000	103,350
Cott Beverages 8.375% 11/15/17	53,000	55,253
*Dean Foods 7.00% 6/1/16	174,000	166,170
NBTY 9.00% 10/1/18	207,000	218,384
Pinnacle Foods Finance 10.625% 4/1/17	67,000	69,680
*Visant 10.00% 10/1/17	92,000	90,160
#Viskase 144A 9.875% 1/15/18	152,000	154,280
		1,175,420
Energy – 5.02%
American Petroleum Tankers Parent 10.25% 5/1/15	134,000	134,168
Antero Resources Finance 9.375% 12/1/17	151,000	160,815
Aquilex Holdings 11.125% 12/15/16	134,000	78,390
#Calumet Specialty Products Partners 144A 9.375% 5/1/19	165,000	160,050
Chaparral Energy 8.25% 9/1/21	250,000	239,999
Chesapeake Energy
6.625% 8/15/20	134,000	140,700
*6.875% 11/15/20	19,000	20,140
Comstock Resources 7.75% 4/1/19	170,000	170,213
Copano Energy 7.75% 6/1/18	96,000	98,160
Crosstex Energy 8.875% 2/15/18	119,000	123,760
#Helix Energy Solutions 144A 9.50% 1/15/16	191,000	195,774
#Hercules Offshore 144A 10.50% 10/15/17	143,000	141,570
#Hilcorp Energy I 144A 8.00% 2/15/20	152,000	158,840
Holly 9.875% 6/15/17	112,000	123,200
#Laredo Petroleum 144A 9.50% 2/15/19	178,000	189,125
Linn Energy
8.625% 4/15/20	147,000	158,025
#144A 6.50% 5/15/19	20,000	19,150
#NFR Energy 144A
*9.75% 2/15/17	214,000	191,530
9.75% 2/15/17	80,000	71,600
#Oasis Petroleum 144A 7.25% 2/1/19	130,000	127,725
Offshore Group Investments
11.50% 8/1/15	121,000	129,470
#144A 11.50% 8/1/15	15,000	16,050
PetroHawk Energy 7.25% 8/15/18	164,000	192,085
Petroleum Development 12.00% 2/15/18	137,000	147,275
Pioneer Drilling 9.875% 3/15/18	154,000	161,700
Quicksilver Resources 7.125% 4/1/16	105,000	99,750
SandRidge Energy
8.75% 1/15/20	29,000	29,290
#144A 7.50% 3/15/21	150,000	146,438
		3,624,992
Financials – 1.12%
E Trade Financial PIK 12.50% 11/30/17	147,000	169,785
•#ILFC E-Capital Trust I 144A 5.74% 12/21/65	100,000	72,780
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	325,000	255,125
Nuveen Investments
10.50% 11/15/15	250,000	242,500
#144A 10.50% 11/15/15	72,000	69,120
		809,310
Healthcare – 2.45%
Accellent 10.00% 11/1/17	92,000	87,400
#AMGH Merger Sub 144A 9.25% 11/1/18	160,000	162,800
Community Health Systems 8.875% 7/15/15	155,000	157,519
#DJO Finance 144A 9.75% 10/15/17	246,000	228,164
*HealthSouth 7.75% 9/15/22	35,000	35,175
#inVentiv Health 144A 10.00% 8/15/18	139,000	126,143
Lantheus Medical Imaging 9.75% 5/15/17	209,000	199,073
LVB Acquisition 11.625% 10/15/17	158,000	169,850
#Multiplan 144A 9.875% 9/1/18	178,000	181,560
*Radiation Therapy Services 9.875% 4/15/17	157,000	146,010
Radnet Management 10.375% 4/1/18	138,000	136,965
#STHI Holding 144A 8.00% 3/15/18	150,000	143,250
		1,773,909
Insurance – 1.23%
•American International Group 8.175% 5/15/58	220,000	219,241
•Genworth Financial 6.15% 11/15/66	96,000	58,080
•ING Groep 5.775% 12/29/49	220,000	185,900
•#Liberty Mutual Group 144A 7.00% 3/15/37	195,000	179,329
•XL Group 6.50% 12/31/49	275,000	245,437
		887,987
Media – 3.17%
Affinion Group 7.875% 12/15/18	202,000	179,780
#AMC Networks 144A 7.75% 7/15/21	170,000	176,375
*#AMO Escrow 144A 11.50% 12/15/17	78,000	75,465
*Cablevision Systems 8.00% 4/15/20	71,000	74,728
CCO Holdings
*8.125% 4/30/20	205,000	217,812
#144A 7.00% 1/15/19	14,000	14,105
Clear Channel Communications 9.00% 3/1/21	164,000	132,840
Entravision Communications 8.75% 8/1/17	95,000	93,100
#Kabel BW Erste Beteiligungs 144A 7.50% 3/15/19	150,000	148,500

MDC Partners
11.00% 11/1/16	146,000	157,863
#144A 11.00% 11/1/16	70,000	74,988
Nexstar Broadcasting 8.875% 4/15/17	139,000	143,170
#Ono Finance II 144A 10.875% 7/15/19	159,000	142,305
#Sinclair Television Group 144A 9.25% 11/1/17	101,000	108,070
#UPC Holding 144A 9.875% 4/15/18	189,000	198,449
Virgin Media Finance 8.375% 10/15/19	92,000	99,590
WMG Acquisition 9.50% 6/15/16	100,000	102,500
#XM Satellite Radio 144A 7.625% 11/1/18	145,000	148,988
		2,288,628
Services – 4.65%
*#ARAMARK Holdings PIK 144A 8.625% 5/1/16	250,000	251,875
Beazer Homes USA
9.125% 6/15/18	46,000	32,143
9.125% 5/15/19	198,000	137,115
Cardtronics 8.25% 9/1/18	72,000	75,960
Casella Waste Systems
11.00% 7/15/14	83,000	89,329
#144A 7.75% 2/15/19	173,000	167,377
*#Delta Air Lines 144A 12.25% 3/15/15	129,000	137,063
#Equinox Holdings 144A 9.50% 2/1/16	143,000	151,938
Harrah's Operating 10.00% 12/15/18	398,000	314,419
Kansas City Southern de Mexico
8.00% 2/1/18	32,000	34,560
#144A 6.125% 6/15/21	140,000	140,350
M/I Homes 8.625% 11/15/18	246,000	228,165
*Marina District Finance 9.875% 8/15/18	87,000	83,955
MGM Resorts International 11.375% 3/1/18	463,000	503,512
PHH 9.25% 3/1/16	145,000	151,163
*Pinnacle Entertainment 8.75% 5/15/20	155,000	156,550
RSC Equipment Rental
8.25% 2/1/21	87,000	81,563
10.25% 11/15/19	13,000	13,423
*#Seven Seas Cruises 144A 9.125% 5/15/19	165,000	164,175
Standard Pacific 10.75% 9/15/16	69,000	68,655
*Swift Services Holdings 10.00% 11/15/18	60,000	60,900
*#Swift Transportation 144A 12.50% 5/15/17	101,000	102,010
#United Air Lines 144A 12.00% 11/1/13	203,000	211,120
		3,357,320
Technology – 3.07%
*Advanced Micro Devices 7.75% 8/1/20	245,000	249,900
Aspect Software 10.625% 5/15/17	143,000	148,005
Avaya
9.75% 11/1/15	25,000	21,375
PIK 10.125% 11/1/15	105,000	91,219
#144A 7.00% 4/1/19	169,000	152,945
#Buccaneer Merger Sub 144A 9.125% 1/15/19	155,000	155,775
First Data
9.875% 9/24/15	217,000	199,640
*11.25% 3/31/16	166,000	140,270
*GXS Worldwide 9.75% 6/15/15	163,000	160,555
#iGate 144A 9.00% 5/1/16	160,000	152,000
MagnaChip Semiconductor 10.50% 4/15/18	101,000	105,545
#MedAssets 144A 8.00% 11/15/18	82,000	79,540
#Seagate HDD Cayman 144A 7.75% 12/15/18	164,000	163,590
SunGard Data Systems 10.25% 8/15/15	83,000	84,868
#Telcordia Technologies 144A 11.00% 5/1/18	253,000	311,822
		2,217,049
Telecommunications – 4.07%
#Clearwire Communications 144A
12.00% 12/1/15	40,000	38,000
*12.00% 12/1/15	202,000	190,889
*12.00% 12/1/17	185,000	154,013
#Columbus International 144A 11.50% 11/20/14	130,000	139,100
*Cricket Communications 7.75% 10/15/20	172,000	153,510
#Digicel Group 144A
9.125% 1/15/15	100,000	100,500
10.50% 4/15/18	96,000	102,240
#EH Holding 144A 7.625% 6/15/21	135,000	135,000
#Integra Telecom Holdings 144A 10.75% 4/15/16	125,000	125,313
Intelsat Bermuda
11.25% 2/4/17	401,000	389,972
PIK 11.50% 2/4/17	176,092	171,470
#Level 3 Communications 144A 11.875% 2/1/19	95,000	98,800
Level 3 Financing 10.00% 2/1/18	162,000	164,025
NII Capital 7.625% 4/1/21	85,000	87,125
PAETEC Holding 9.875% 12/1/18	106,000	113,420
Qwest 8.375% 5/1/16	4,000	4,580
Qwest Communications International 7.50% 2/15/14	58,000	58,870
*#Satmex Escrow 144A 9.50% 5/15/17	85,000	83,831
Sprint Capital 8.75% 3/15/32	159,000	163,770
Telesat Canada 12.50% 11/1/17	131,000	149,995
West 7.875% 1/15/19	165,000	158,400
#Wind Acquisition Finance 144A 11.75% 7/15/17	150,000	156,375
		2,939,198

Utilities – 1.26%
AES 8.00% 6/1/20	50,000	52,750
#Calpine 144A
7.50% 2/15/21	100,000	101,500
7.875% 1/15/23	65,000	66,381
Elwood Energy 8.159% 7/5/26	132,138	130,981
*GenOn Energy 9.50% 10/15/18	101,000	101,505
*Mirant Americas 8.50% 10/1/21	185,000	176,676
#NRG Energy 144A 7.875% 5/15/21	170,000	167,875
•Puget Sound Energy 6.974% 6/1/67	110,000	111,335
		909,003
Total Corporate Bonds (cost $30,952,881)		30,012,646

«Senior Secured Loans – 0.50%
Brock Holdings III 10.00% 2/15/18	55,000	50,600
PQ 6.69% 7/30/15	170,000	155,550
Texas Competitive Electric Holdings 3.686% 10/10/14	205,000	156,825
Total Senior Secured Loans (cost $376,550)		362,975

	Number of
	Shares
Limited Partnership – 0.28%
Brookfield Infrastructure Partners	7,600	201,476
Total Limited Partnership (cost $144,435)		201,476
Preferred Stock – 1.76%
#Ally Financial 144A 7.00%	200	152,194
@*Cogdell Spencer 8.50%	29,600	730,824
•GMAC Capital Trust I 8.125%	15,000	320,250
=Port Townsend	70	0
†W2007 Grace Acquisitions 8.75%	34,400	69,230
Total Preferred Stock (cost $2,224,200)		1,272,498
Warrant – 0.00%
∏@=Port Townsend	70	1
Total Warrant (cost $1,680)		1

	Principal
	Amount
Short-Term Investments – 1.08%
≠Discount Notes – 0.07%
Federal Home Loan Bank
0.001% 9/1/11	$41,048	41,048
0.015% 9/1/11	574	574
0.02% 9/20/11	1,149	1,149
0.04%11/2/11	1,149	1,149
Freddie Mac 0.05% 11/2/11	3,805	3,805
		47,725
Repurchase Agreements – 1.01%
BNP Paribas 0.05%, dated 8/31/11, to be
repurchased on 9/1/11, repurchase price $732,951
(collateralized by U.S. government obligations 0.50%-6.125%
5/31/13-8/15/29, market value $747,611)	732,950	732,952
		732,952
Total Short-Term Investments (cost $780,677)		780,677

Total Value of Securities Before Securities Lending Collateral – 126.71%
(cost $91,399,743)		91,569,133

	Number of
	Shares
Securities Lending Collateral** – 15.19%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	104,054	99,944
Delaware Investments Collateral Fund No.1	10,874,968	10,874,968
@†Mellon GSL Reinvestment Trust II	154,977	0
Total Securities Lending Collateral (cost $11,133,999)		10,974,912

Total Value of Securities – 141.90%
(cost $102,533,742)		102,544,045 ©

Obligation to Return Securities Lending Collateral** – (15.40%)		(11,133,999)

Borrowing Under Line of Credit – (27.99%)		(20,225,000)

Receivables and Other Assets Net of Other Liabilities – 1.49%		1,078,480

Net Assets Applicable to 9,439,043 Shares Outstanding – 100.00%		$72,263,526

†Non income producing security.
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2011, the aggregate amount of the restricted securities was $5 or 0.00% of the Fund's net assets. See Note 6 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At August 31, 2011, the aggregate amount of fair valued securities was $47,700, which represented 0.07% of the Fund’s net assets. See Note 1 in "Notes."

*Fully or partially on loan.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2011, the aggregate amount of Rule 144A securities was $14,880,642, which represented 20.59% of the Fund’s net assets. See Note 6 in "Notes."
ϕStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at August 31, 2011.
•Variable rate security. The rate shown is the rate as of August 31, 2011. Interest rates reset periodically.
@Illiquid security. At August 31, 2011, the aggregate amount of illiquid securities was $778,520, which represented 1.08% of the Fund’s net assets. See Note 6 in “Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at August 31, 2011.
≠The rate shown is the effective yield at the time of purchase.
**See Note 5 in "Notes."
©Includes $10,701,030 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipt
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments® Dividend and Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on August 31, 2011.

Distributions – The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be returns of capital into distributions taxable as ordinary income. This tax effect can occur during times of extended market volatility. Under the Regulated Investment Company Modernization Act of 2010, this tax effect attributable to the Fund’s capital loss carryovers (the conversion of returns of capital into distributions taxable as ordinary income) will no longer apply to net capital losses of the Fund arising in Fund tax years beginning after November 30, 2011. The actual determination of the source of the Fund’s distributions can be made only at year-end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2011 in early 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2. Investments
At August 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At August 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$102,879,940
Aggregate unrealized appreciation	$7,485,086
Aggregate unrealized depreciation	(7,820,981)
Net unrealized depreciation	$(335,895)

For federal income tax purposes, at November 30, 2010, capital loss carryforwards of $24,101,298 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $12,885,662 expires in 2016 and $11,215,636 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$49,247,759	$-	$4	$49,247,763
Corporate Debt	-	40,019,023	47,695	40,066,718
Short-Term Investment	732,952	47,725	-	780,677
Other	1,252,550	221,424	1	1,473,975
Securities Lending Collateral	-	10,974,912	-	10,974,912
Total	$51,233,261	$51,263,084	$47,700	$102,544,045

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common	Corporate
	Stock	Debt	Other	Total
Balance as of 11/30/10	$4	$313,397	$24,082	$337,483
Purchases	-	1,016	-	1,016
Sales	(2,363)	(240,465)	(1)	(242,829)
Net realized gain	-	1,465	1	1,466
Net change in unrealized
appreciation/depreciation	2,363	(27,718)	(24,081)	(49,436)
Balance as of 8/31/11	$4	$47,695	$1	$47,700

Net change in unrealized
appreciation/depreciation from
investments still held as of 8/31/11	$2,363	$(27,700)	$(24,080)	$(49,417)

During the period ended August 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Line of Credit
For the period ended August 31, 2011, the Fund borrowed money pursuant to a $30,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on November 14, 2011. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At August 31, 2011, the par value of loans outstanding was $20,225,000 at a variable interest rate of 1.33%. During the period August 31, 2011, the average daily balance of loans outstanding was $20,225,000 at a weighted average interest rate of approximately 1.40%. Interest on borrowing is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.25% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

4. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at August 31, 2011.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report and generally similar to the volume of derivative activity during the period ended August 31, 2011.

5. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2011 the value of securities on loan was $10,701,030, for which cash collateral was received and invested in accordance with the Lending Agreement. At August 31, 2011 the value of invested collateral was $10,974,912. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

6. Credit and Market Risk
The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Rating and/or Ba or lower by Moody’s Investors Services. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended August 31, 2011. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to August 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: